Related Party Transactions	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Related Party Transactions

9) Related Party Transactions

(a) Related Parties

Net expenses (income) from related parties included in the unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2016 and 2015 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(US $ in thousands)	2016	2015	2016	2015
Statements of operations:
Time charter and bareboat revenues:
Charter revenues from KNOT (1)	$—	$5,113	$—	$15,526
Other income:
Guarantee income from KNOT to vessel(2)	196	—	577	—
Operating expenses:
Technical and operational management fee from KNOT Management to Vessels (3)	733	580	2,198	1,743
General and administrative expenses:
Administration fee from KNOT Management (4)	327	306	960	700
Administration fee from KOAS (4)	95	97	286	267
Administration fee from KOAS UK (4)	35	38	106	112
Administration and management fee from KNOT (5)	50	46	152	118
Finance income (expense):
Interest expense charged from KNOT (6)	—	—	—	(268)

Total	1,044	4,046	3,125	12,318

(US $ in thousands)	At September 30, 2016	At December 31, 2015
Balance Sheet:
Vessels:
Drydocking supervision fee from KNOT (7)	$38	$—

Drydocking supervision fee from KOAS (7)	16	—

Total	54	—

(1)	Charter revenues from KNOT: Pursuant to the Omnibus Agreement KNOT entered into with the Partnership at the time of the IPO, KNOT agreed to guarantee the payments of the hire rate under the initial charters of each of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO. Shell, the charterer of the Windsor Knutsen , did not exercise its option to extend the Windsor Knutsen time charter after the expiration of its initial term, and on July 29, 2014 KNOT and the Partnership entered into a time charter for the vessel at a rate of hire that would have been in effect during the option period under the previous Shell time charter. This charter was effective until the Windsor Knutsen commenced in October 2015 on a new Shell time charter. See Note 9(b)—Related Party Transactions—Guarantees and Indemnifications.
(2)	Guarantee income from KNOT: Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charter of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO. In October 2015, the Windsor Knutsen commenced on a new Shell time charter with a hire rate below the hire rate in the initial charter. The difference between the new hire rate and the initial rate is paid by KNOT. See Note 9(b)—Related Party Transactions—Guarantees and Indemnifications.
(3)	Technical and operational management fee from KNOT Management to Vessels: KNOT Management AS (“KNOT Management”) provides technical and operational management of the vessels on time charter including crewing, purchasing, maintenance and other operational services. In addition, there is also a charge for 24-hour emergency response services provided by KNOT for all vessels managed by KNOT.
(4)

Administration fee from KNOT Management and Knutsen OAS Shipping AS (“KOAS”) and Knutsen OAS (UK) Ltd. (“KOAS UK”): Administration costs include the compensation and benefits of KNOT Management’s management and administrative staff as well as other general and administration expenses. Some benefits are also provided by KOAS and KOAS UK. Net administration costs are total administration cost plus a 5% margin, reduced for the total fees for services delivered by the administration staffs and the estimated shareholder costs for KNOT that have not been allocated. As such, the level of net administration costs as a basis for the allocation can vary from year to year based on the administration and financing services offered by KNOT to all the vessels in its fleet each year. KNOT Management also charges each subsidiaries a fixed annual fee for the preparation of the statutory financial statement.

(5)	Administration and management fee from KNOT: For bareboat charters, the shipowner is not responsible for providing crewing or other operational services and the customer is responsible for all vessel operating expenses and voyage expenses. However, each of the vessels under bareboat charters are subject to management and administration agreements with either KNOT Management or KNOT Management Denmark, pursuant to which these companies provide general monitoring services for the vessels in exchange for an annual fee.
(6)	Interest expense charged from KNOT: KNOT invoiced interest (expense) income for any outstanding payables to (receivable from) owners and affiliates to the vessel-owning subsidiaries.
(7)	Drydocking supervision fee from KNOT and KOAS: KNOT and KOAS provide supervision and hire out service personnel during drydocking of the vessels. The fee is calculated as a daily fixed fee.

(b) Guarantees and Indemnifications

Pursuant to the Omnibus Agreement, KNOT agreed to guarantee the payments of the hire rate under the initial charters of each of the Bodil Knutsen and the Windsor Knutsen for a period of five years from the closing date of the IPO.

In April 2014, the Partnership was notified that Shell would not exercise its option to extend the Windsor Knutsen time charter after the expiration of its initial term. The vessel was re-delivered on July 28, 2014. In order to comply with its obligations under the Omnibus Agreement, on July 29, 2014, KNOT and the Partnership entered into a time charter for the vessel at a rate of hire that would have been in effect during the option period under the previous Shell time charter. This charter was effective until the new Shell time charter commenced in October, 2015.

Under the Omnibus Agreement, KNOT has agreed to indemnify the Partnership until April 15, 2018, against certain environmental and toxic tort liabilities with respect to certain assets that KNOT contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold. However, claims are subject to a deductible of $0.5 million and an aggregate cap of $5 million.

In addition, pursuant to the Omnibus Agreement, KNOT agreed to indemnify the Partnership for any defects in title to certain assets contributed or sold to the Partnership and any failure to obtain, prior to April 15, 2013, certain consents and permits necessary to conduct the Partnership’s business, which liabilities arise within three years after the closing of the IPO on April 15, 2013.

(c) Transactions with Management and Directors

See Note 9(a) for a discussion of the allocation principles for KNOT’s administrative costs, including management and administrative staff, included in the consolidated statements of operations.

(d) Amounts Due from (to) Related Parties

Balances with related parties consisted of the following:

(U.S. Dollars in thousands)	At September 30, 2016	At December 31, 2015
Balance Sheets:
Trading balances due from KOAS	$28	$10
Trading balances due from KNOT and affiliates	41	48

Amount due from related parties	$69	$58

Trading balances due to KOAS	$586	$448
Trading balances due to KNOT and affiliates	179	400

Amount due to related parties	$765	$848

Amounts due from (to) related parties are unsecured and intended to be settled in the ordinary course of business. They primarily relate to vessel management and other fees due to KNOT and KOAS.

(e) Trade accounts payables

Trade accounts payables to related parties are included in total trade accounts payables in the balance sheet. The balances to related parties consisted of the following:

(U.S. Dollars in thousands)	At September 30, 2016	At December 31, 2015
Balance Sheets:
Trading balances due to KOAS	$402	$651
Trading balances due to KNOT and affiliates	355	360

Trade accounts payables to related parties	$757	$1,011

(f) Acquisitions from KNOT

On June 30, 2015, the Partnership acquired KNOT’s 100% interest in KNOT Shuttle Tankers 21 AS, the company that owns and operates the Dan Sabia. This acquisition was accounted for as an acquisition of a business.

On October 15, 2015, the Partnership acquired KNOT’s 100% interest in Knutsen NYK Shuttle Tankers 16 AS, the company that owns and operates the Ingrid Knutsen. This acquisition was accounted for as an acquisition of a business.

The board of directors of the Partnership (the “Board”) and the conflicts committee of the Board (the “Conflicts Committee”) approved the purchase price for each transaction described above. The Conflicts Committee retained a financial advisor to assist with its evaluation of each of the transactions. See Note—12 Business Acquisitions.